Share-based payments	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Share-based payments

7.	Share-based payments

Reconciliation to the statement of profit or loss

	Six months ended 30 June
	2026	2025
	€’000	€’000
RSUs	1	5
Incentive shares	-	(2)
Share options	233	435
Element advisory agreements	528	-
Share-based payment expense	762	438

2021 Equity Incentive Plan

On August 5, 2021, the Company’s Board of Directors adopted and approved the 2021 Equity Incentive Plan (the 2021 Plan), which authorises the Company to grant share options, share appreciation rights, restricted awards, performance share awards, cash awards and other share awards. Share and per share information is presented after the 1-for-35 reverse share split.

Share options

No share options were granted, forfeited or exercised during the six months ended 30 June 2026. The expense for the period of €233k relates to the options granted to employees and directors in 2025, which vest quarterly with service.

	Number of options	Weighted average exercise price	Weighted average grant date fair value
Outstanding at 1 January 2026	896,385	$11.47	$7.49
Granted during the period	-
Forfeited during the period	-
Exercised during the period	-
Outstanding at 30 June 2026	896,385	$11.47	$7.49
Exercisable at 30 June 2026	312,573

The number of options outstanding at 1 January 2026 includes 312,573 options that had vested by 31 December 2025. The note to the 2025 consolidated financial statements presented 583,812 options outstanding, being the unvested options only.

RSUs and incentive shares

At 1 January 2026, 102 RSUs were outstanding with a weighted average grant date fair value of $142.45. These vested during the period, and no RSUs were outstanding at 30 June 2026. The 143 incentive shares granted to non-executive directors, with a weighted average fair value of $805, remained outstanding at 30 June 2026. They vest at the discretion of the board of directors and are measured at fair value at each reporting date.

Element advisory agreements

On 12 February 2026, the Company entered into Mineral & Element Advisory Agreements with three advisors for an initial term of twelve months. Each advisor is entitled to an advisory fee of 95,000 Class A Ordinary Shares on the signing of a definitive agreement for a mineral asset transaction with a counterparty introduced by the advisors, and to milestone fees of 45,000 Class A Ordinary Shares on each of three share price targets of $5.83, $9.72 and $15.50 being achieved for five consecutive trading days. Where an advisor’s holding would exceed a beneficial ownership limit of 4.99% (or 9.99%), the advisory fee shares are delivered as pre-funded warrants.

The advisory fee became payable on the execution of the Share Exchange Agreement with Royal Uranium on 18 February 2026. The Company issued 95,000 Class A Ordinary Shares and pre-funded warrants to purchase 190,000 Class A Ordinary Shares on 20 February 2026, measured at the grant date fair value of $3.34 per share. The milestone fees are subject to market conditions and were measured using a one-touch barrier model with a horizon of 1.5 years. The milestone fee expense is recognised in full in the period, as no further service is required. The advisory fee is directly attributable to the acquisition of Royal Uranium and has been capitalised and is presented within other assets (Note 28).

	Shares	Fair value per share	€’000
Advisory fee - Class A Ordinary Shares issued 20 February 2026	95,000	$3.34	267
Advisory fee - pre-funded warrants	190,000	$3.34	535
Milestone fee - shares at $5.83 / $9.72 / $15.50	405,000		528
Total element advisory agreements	690,000		1,330

Service warrants

On 27 February 2026, Bevilacqua PLLC exercised the 71,429 warrants issued to it on 31 December 2025 at an exercise price of $0.88 per share. The exercise price of €53k was settled against amounts owed to Bevilacqua PLLC for legal services, and €172k was transferred from the share-based payments reserve to share premium. The shares were released on 2 April 2026. The warrant issued to H&P Advisory Limited over 398 Class A Ordinary Shares remained outstanding at 30 June 2026.